Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Value
Banks - 1.6%
JPMorgan Chase & Co.	22,000	$6,887,760

Beverages - 2.3%
PepsiCo, Inc.	65,000	9,668,100

Capital Markets - 5.3%
Blackrock, Inc.	10,500	10,996,650
Charles Schwab Corp.	125,000	11,591,250
		22,587,900

Chemicals - 3.0%
Ecolab, Inc.	18,000	4,952,880
Linde PLC	17,500	7,180,600
Solstice Advanced Materials, Inc. (a)	13,125	625,800
		12,759,280

Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	87,000	3,391,260

Consumer Staples Distribution & Retail - 1.8%
Walmart, Inc.	69,000	7,625,190

Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	170,000	6,988,700

Electric Utilities - 2.2%
NextEra Energy, Inc.	110,000	9,491,900

Energy Equipment & Services - 1.1%
SLB Ltd.	130,000	4,711,200

Financial Services - 5.3%
Mastercard, Inc. - Class A	30,000	16,515,900
Visa, Inc. - Class A	18,250	6,103,530
		22,619,430

Ground Transportation - 2.9%
Union Pacific Corp.	53,500	12,402,905

Health Care Providers & Services - 1.7%
Elevance Health, Inc.	21,000	7,103,460

Health Care Technology - 2.4%
Veeva Systems, Inc. - Class A (a)	43,000	10,332,470

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	95,000	8,275,450

Household Products - 1.1%
Colgate-Palmolive Co.	59,000	4,743,010

Industrial Conglomerates - 2.4%
Honeywell International, Inc.	52,500	10,089,975

Insurance - 3.2%
Chubb Ltd.	45,000	13,328,100

Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A	105,000	33,618,900
Meta Platforms, Inc. - Class A	8,000	5,183,600
		38,802,500

IT Services - 1.8%
Cognizant Technology Solutions Corp. - Class A	100,000	7,771,000

Life Sciences Tools & Services - 3.8%
Thermo Fisher Scientific, Inc.	27,500	16,247,825

Multi-Utilities - 1.1%
WEC Energy Group, Inc.	42,000	4,706,940

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	35,000	3,774,750
Exxon Mobil Corp.	40,000	4,636,800
		8,411,550

Pharmaceuticals - 5.1%
Merck & Co., Inc.	142,000	14,885,860
Zoetis, Inc.	54,000	6,921,720
		21,807,580

Semiconductors & Semiconductor Equipment - 4.0%
NVIDIA Corp.	40,000	7,080,000
Texas Instruments, Inc.	59,000	9,927,930
		17,007,930

Software - 12.4%
Intuit, Inc.	12,500	7,926,000
Microsoft Corp.	64,000	31,488,640
Oracle Corp.	35,000	7,068,250
Roper Technologies, Inc.	14,000	6,247,080
		52,729,970

Specialty Retail - 3.7%
Home Depot, Inc.	5,000	1,784,600
TJX Cos., Inc.	92,500	14,052,600
		15,837,200

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	56,000	15,615,600

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. - Class B	150,000	9,694,500
TOTAL COMMON STOCKS (Cost $231,350,962)		381,638,685

EXCHANGE TRADED FUNDS - 8.5%	Shares	Value
iShares U.S. Energy ETF	300,000	14,448,000
State Street Consumer Staples Select Sector SPDR ETF	88,000	6,984,560
State Street Financial Select Sector SPDR ETF	133,945	7,143,287
State Street Industrial Select Sector SPDR ETF	50,000	7,684,500
TOTAL EXCHANGE TRADED FUNDS (Cost $26,629,950)		36,260,347

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.90% (b)	7,044,140	7,044,140
TOTAL MONEY MARKET FUNDS (Cost $7,044,140)		7,044,140

TOTAL INVESTMENTS - 100.0% (Cost $265,025,052)		424,943,172
Other Assets in Excess of Liabilities - 0.0% (c)		183,496
TOTAL NET ASSETS - 100.0%		$425,126,668

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Bright Rock Quality Large Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$381,638,685	$–	$–	$381,638,685
Exchange Traded Funds	36,260,347	–	–	36,260,347
Money Market Funds	7,044,140	–	–	7,044,140
Total Investments	$424,943,172	$–	$–	$424,943,172

Refer to the Schedule of Investments for further disaggregation of investment categories.